Subsequent Events - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jan. 29, 2021 USD ($)	Jan. 04, 2021 CNY (¥) shares	Jan. 04, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award equity other than options vesting period				4 years	4 years
Fair value of RSUs granted				¥ 54,036	$ 8,281	¥ 14,747	¥ 22,300
Share Incentive Plan Two Thousand Nineteen | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share options granted | shares		4,790,000	4,790,000
Common Class A [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement | $	$ 40,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award equity other than options vesting period		4 years	4 years
Fair value of RSUs granted		¥ 331,925	$ 50,870